UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21128

Legg Mason Partners Variable Equity Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: December 31

Date of reporting period: June 30, 2017

ITEM 1.	REPORT TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

Semi-Annual Report	June 30, 2017

CLEARBRIDGE

VARIABLE AGGRESSIVE GROWTH PORTFOLIO

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

Portfolio objective

The Portfolio seeks capital appreciation.

Letter from the president

Dear Shareholder,

We are pleased to provide the semi-annual report of ClearBridge Variable Aggressive Growth Portfolio for the six-month reporting period ended June 30, 2017. Please read on for Portfolio performance information and a detailed look at prevailing economic and market conditions during the Portfolio’s reporting period.

As always, we remain committed to providing you with excellent service and a full spectrum of investment choices. We also remain committed to supplementing the support you receive from your financial advisor. One way we accomplish this is through our website, www.leggmason.com. Here you can gain immediate access to market and investment information, including:

•	Market insights and commentaries from our portfolio managers and

•	A host of educational resources.

We look forward to helping you meet your financial goals.

Sincerely,

Jane Trust, CFA

President and Chief Executive Officer

July 28, 2017

II	ClearBridge Variable Aggressive Growth Portfolio

Investment commentary

Economic review

The pace of U.S. economic activity fluctuated during the six months ended June 30, 2017 (the “reporting period”). Looking back, the U.S. Department of Commerce reported that fourth quarter 2016 U.S. gross domestic product (“GDP”)i growth was a revised 1.8%. GDP growth then decelerated to revised 1.2% during the first quarter of 2017. Finally, the U.S. Department of Commerce’s initial estimate for second quarter 2017 GDP growth — released after the reporting period ended — was 2.6%. The acceleration in growth reflected a smaller decrease in private inventory investment, an acceleration in personal consumption expenditures and an upturn in federal government spending.

Job growth in the U.S. was solid overall and a tailwind for the economy during the reporting period. When the reporting period ended on June 30, 2017, the unemployment rate was 4.4%, as reported by the U.S. Department of Labor. The percentage of longer-term unemployed moderately declined over the period. In June 2017, 24.3% of Americans looking for a job had been out of work for more than six months, versus 24.4% when the period began.

ClearBridge Variable Aggressive Growth Portfolio	III

Investment commentary (cont’d)

Market review

Q. How did the Federal Reserve Board (the “Fed”)ii respond to the economic environment?

A. Looking back, after an extended period of maintaining the federal funds rateiii at a historically low range between zero and 0.25%, the Fed increased the rate at its meeting on December 16, 2015. This marked the first rate hike since 2006. In particular, the U.S. central bank raised the federal funds rate to a range between 0.25% and 0.50%. The Fed then kept rates on hold at each meeting prior to its meeting in mid-December 2016. On December 14, 2016, the Fed raised rates to a range between 0.50% and 0.75%.

After holding rates steady at its meeting that concluded on February 1, 2017, the Fed raised rates to a range between 0.75% and 1.00% at its meeting that ended on March 15, 2017. Finally, at its meeting that concluded on June 14, 2017, the Fed raised rates to a range between 1.00% and 1.25%. The Fed also said that it planned to reduce its balance sheet, saying, “The Committee is maintaining its existing policy of reinvesting principal payments from its holdings of agency debt and agency mortgage-backed securities in agency mortgage-backed securities and of rolling over maturing Treasury securities at auction. The Committee currently expects to begin implementing a balance sheet normalization program this year, provided that the economy evolves broadly as anticipated.”

Q. What factors impacted the U.S. stock market during the reporting period?

A. While there were periods of volatility, the U.S. stock market rose sharply and posted strong results during the reporting period as a whole. The market rallied over the first two months of the period and reached several new all-time highs. This was driven by expectations for improving economic growth, an increase in fiscal spending and a rollback for certain government regulations under President Donald Trump’s administration. After largely treading water in March 2017, the market again rallied from April through June 2017, as first quarter 2017 corporate profits were generally better than expected. All told, for the six months ended June 30, 2017, the S&P 500 Indexiv gained 9.34%.

Looking at the U.S. stock market more closely, large-cap stocks, as measured by the Russell 1000 Indexv, generated the strongest returns, as they gained 9.27% over the reporting period. In contrast, small-cap stocks, as measured by the Russell 2000 Indexvi, generated the weakest results, returning 4.99%, whereas mid-cap stocks, as measured by the Russell Midcap Indexvii, returned 7.99%. From an investment style perspective, growth and value stocks, as measured by the Russell 3000 Growthviii and Russell 3000 Valueix Indices, returned 13.69% and 4.32%, respectively, during the six months ended June 30, 2017.

IV	ClearBridge Variable Aggressive Growth Portfolio

Performance review

For the six months ended June 30, 2017, Class I shares of ClearBridge Variable Aggressive Growth Portfolio1 returned 9.47%. The Portfolio’s unmanaged benchmark, the Russell 3000 Growth Index, returned 13.69% over the same time frame. The Lipper Variable Multi-Cap Core Funds Category Average2 returned 8.27% for the same period.

Performance Snapshot as of June 30, 2017 (unaudited)
6 months
ClearBridge Variable Aggressive Growth Portfolio[1]:
Class I	9.47%
Class II	9.32%
Russell 3000 Growth Index	13.69%
Lipper Variable Multi-Cap Core Funds Category Average[2]	8.27%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value and investment returns will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost.

All share class returns assume the reinvestment of all distributions, including returns of capital, if any, at net asset value and the deduction of all Portfolio expenses. Performance figures for periods shorter than one year represent cumulative figures and are not annualized.

Total Annual Operating Expenses (unaudited)

As of the Portfolio’s current prospectus dated May 1, 2017, the gross total annual fund operating expense ratios for Class I and Class II shares were 0.80% and 1.05%, respectively.

Actual expenses may be higher. For example, expenses may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Portfolio expense ratios are more likely to increase when markets are volatile.

As always, thank you for your confidence in our stewardship of your assets.

Sincerely,

Jane Trust, CFA

President and Chief Executive Officer

July 28, 2017

RISKS: Equity securities are subject to price and market fluctuations. The Portfolio may invest a significant portion of its assets in small- and mid-cap companies, which may be more volatile than an investment that focuses only on large-cap companies. The Portfolio may focus its investments in certain companies, industries or market sectors, increasing its vulnerability to market volatility. Investing in foreign securities is subject to

[1]

The Portfolio is an underlying investment option of various variable annuity and variable life insurance products. The Portfolio’s performance returns do not reflect the deduction of expenses imposed in connection with investing in variable annuity or variable life insurance contracts, such as administrative fees, account charges and surrender charges, which, if reflected, would reduce the performance of the Portfolio. Past performance is no guarantee of future results.

[2]

Lipper, Inc., a wholly-owned subsidiary of Reuters, provides independent insight on global collective investments. Returns are based on the six-month period ended June 30, 2017, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 104 funds in the Portfolio’s Lipper category.

ClearBridge Variable Aggressive Growth Portfolio	V

Investment commentary (cont’d)

certain risks not associated with domestic investing, such as currency fluctuations and changes in social, political and economic conditions, which could increase volatility. These risks are magnified in emerging markets. Please see the Portfolio’s prospectus for a more complete discussion of these and other risks and the Portfolio’s investment strategies.

All investments are subject to risk including the possible loss of principal. Past performance is no guarantee of future results. All index performance reflects no deduction for fees, expenses or taxes. Please note that an investor cannot invest directly in an index.

The information provided is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole.

[i]	Gross domestic product (“GDP”) is the market value of all final goods and services produced within a country in a given period of time.

ii

The Federal Reserve Board (the “Fed”) is responsible for the formulation of U.S. policies designed to promote economic growth, full employment, stable prices and a sustainable pattern of international trade and payments.

iii

The federal funds rate is the rate charged by one depository institution on an overnight sale of immediately available funds (balances at the Federal Reserve) to another depository institution; the rate may vary from depository institution to depository institution and from day to day.

iv	The S&P 500 Index is an unmanaged index of 500 stocks and is generally representative of the performance of larger companies in the U.S.

[v]

The Russell 1000 Index measures the performance of the large-cap segment of the U.S. equity universe. It is a subset of the Russell 3000 Index and includes approximately 1,000 of the largest securities based on a combination of their market cap and current index membership. The Russell 1000 represents approximately 92% of the U.S. market. The Russell 3000 Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the U.S. equity market.

vi

The Russell 2000 Index measures the performance of the small-cap segment of the U.S. equity universe. The Russell 2000 is a subset of the Russell 3000 Index representing approximately 10% of the total market capitalization of that index. It includes approximately 2,000 of the smallest securities based on a combination of their market cap and current index membership.

vii

The Russell Midcap Index measures the performance of the mid-cap segment of the U.S. equity universe. The Russell Midcap is a subset of the Russell 1000 Index. It includes approximately 800 of the smallest securities based on a combination of their market cap and current index membership. The Russell Midcap represents approximately 31% of the total market capitalization of the Russell 1000 companies.

viii

The Russell 3000 Growth Index measures the performance of the broad growth segment of the U.S. equity universe. It includes those Russell 3000 Index companies with higher price-to-book ratios and higher forecasted growth values. (A price-to-book ratio is the price of a stock compared to the difference between a company’s assets and liabilities.)

ix

The Russell 3000 Value Index measures the performance of the broad value segment of the U.S. equity value universe. It includes those Russell 3000 Index companies with lower price-to-book ratios and lower forecasted growth values.

VI	ClearBridge Variable Aggressive Growth Portfolio

Portfolio at a glance† (unaudited)

Investment breakdown (%) as a percent of total investments

†	The bar graph above represents the composition of the Portfolio’s investments as of June 30, 2017 and December 31, 2016. The Portfolio is actively managed. As a result, the composition of the Portfolio’s investments is subject to change at any time.
‡	Amount represents less than 0.1%.

ClearBridge Variable Aggressive Growth Portfolio 2017 Semi-Annual Report	1

Portfolio expenses (unaudited)

Example

As a shareholder of the Portfolio, you may incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees; service and/or distribution (12b-1) fees; and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on January 1, 2017 and held for the six months ended June 30, 2017.

Actual expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Hypothetical example for comparison purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare the 5.00% hypothetical example relating to the Portfolio with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on actual total return[1]						Based on hypothetical total return[1]
	Actual Total Return[2]	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]		Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]
Class I	9.47%	$1,000.00	$1,094.70	0.79%	$4.10	Class I	5.00%	$1,000.00	$1,020.88	0.79%	$3.96
Class II	9.32	1,000.00	1,093.20	1.04	5.40	Class II	5.00	1,000.00	1,019.64	1.04	5.21

[1]	For the six months ended June 30, 2017.

[2]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value. Total return is not annualized, as it may not be representative of the total return for the year. Total returns do not reflect expenses associated with separate accounts such as administrative fees, account charges and surrender charges, which, if reflected, would reduce the total returns. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]

Expenses (net of compensating balance arrangements, fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (181), then divided by 365.

2	ClearBridge Variable Aggressive Growth Portfolio 2017 Semi-Annual Report

Schedule of investments (unaudited)

June 30, 2017

ClearBridge Variable Aggressive Growth Portfolio

Security	Shares	Value
Common Stocks — 98.8%
Consumer Discretionary — 19.8%
Auto Components — 0.2%
Adient PLC	32,016	$2,093,206
Internet & Direct Marketing Retail — 2.1%
Liberty Expedia Holdings Inc., Class A Shares	47,272	2,553,634	*
Liberty Interactive Corp. QVC Group, Class A Shares	488,010	11,975,765	*
Liberty TripAdvisor Holdings Inc., Class A Shares	48,800	566,080	*
Liberty Ventures, Series A Shares	70,908	3,707,779	*
Total Internet & Direct Marketing Retail		18,803,258
Media — 17.5%
AMC Networks Inc., Class A Shares	182,346	9,739,100	*
CBS Corp., Class B Shares, Non Voting Shares	66,175	4,220,642
Comcast Corp., Class A Shares	1,874,250	72,945,810
Discovery Communications Inc., Class A Shares	178,440	4,609,105	*
Discovery Communications Inc., Class C Shares	245,320	6,184,517	*
Liberty Broadband Corp., Class A Shares	24,289	2,083,753	*
Liberty Broadband Corp., Class C Shares	63,152	5,478,436	*
Liberty Global PLC, Class A Shares	79,367	2,549,268	*
Liberty Global PLC, Class C Shares	240,487	7,498,385	*
Liberty Global PLC LiLAC, Class A Shares	13,870	301,950	*
Liberty Global PLC LiLAC, Class C Shares	42,029	899,841	*
Liberty Media Corp.-Liberty Braves, Class A Shares	9,715	232,091	*
Liberty Media Corp.-Liberty Braves, Class C Shares	19,431	465,761	*
Liberty Media Corp.-Liberty Formula One, Class A Shares	24,289	850,844	*
Liberty Media Corp.-Liberty Formula One, Class C Shares	48,578	1,778,926	*
Liberty Media Corp.-Liberty SiriusXM, Class A Shares	97,156	4,078,609	*
Liberty Media Corp.-Liberty SiriusXM, Class C Shares	194,312	8,102,810	*
Lions Gate Entertainment Corp., Class B Shares	96,438	2,534,391	*
Madison Square Garden Co., Class A Shares	93,118	18,334,934	*
MSG Networks Inc., Class A Shares	204,356	4,587,792	*
Viacom Inc., Class B Shares	71,175	2,389,345
World Wrestling Entertainment Inc., Class A Shares	40,200	818,874
Total Media		160,685,184
Total Consumer Discretionary		181,581,648
Energy — 7.8%
Energy Equipment & Services — 3.5%
Core Laboratories NV	154,750	15,671,532
Frank’s International NV	13,100	108,599

See Notes to Financial Statements.

ClearBridge Variable Aggressive Growth Portfolio 2017 Semi-Annual Report	3

Schedule of investments (unaudited) (cont’d)

June 30, 2017

ClearBridge Variable Aggressive Growth Portfolio

Security	Shares	Value
Energy Equipment & Services — continued
National-Oilwell Varco Inc.	200,848	$ 6,615,933
Weatherford International PLC	2,473,300	9,571,671	*
Total Energy Equipment & Services		31,967,735
Oil, Gas & Consumable Fuels — 4.3%
Anadarko Petroleum Corp.	759,855	34,451,826
Newfield Exploration Co.	200,000	5,692,000	*
Total Oil, Gas & Consumable Fuels		40,143,826
Total Energy		72,111,561
Financials — 1.3%
Capital Markets — 0.7%
Cohen & Steers Inc.	160,400	6,502,616
Thrifts & Mortgage Finance — 0.6%
Astoria Financial Corp.	49,500	997,425
New York Community Bancorp Inc.	370,205	4,860,792
Total Thrifts & Mortgage Finance		5,858,217
Total Financials		12,360,833
Health Care — 42.3%
Biotechnology — 22.5%
Aduro Biotech Inc.	8,540	97,356	*
Agios Pharmaceuticals Inc.	68,300	3,514,035	*
Alkermes PLC	168,920	9,792,292	*
Amgen Inc.	403,055	69,418,163
Biogen Inc.	239,106	64,883,804	*
Bioverativ Inc.	119,553	7,193,504	*
ImmunoGen Inc.	119,100	846,801	*
Ionis Pharmaceuticals Inc.	232,950	11,850,167	*
Spark Therapeutics Inc.	18,930	1,130,878	*
Vertex Pharmaceuticals Inc.	299,800	38,635,226	*
Total Biotechnology		207,362,226
Health Care Equipment & Supplies — 2.1%
Medtronic PLC	197,166	17,498,483
Wright Medical Group NV	53,325	1,465,904	*
Total Health Care Equipment & Supplies		18,964,387
Health Care Providers & Services — 9.7%
UnitedHealth Group Inc.	482,790	89,518,922
Pharmaceuticals — 8.0%
Allergan PLC	281,568	68,446,365
Mallinckrodt PLC	30,780	1,379,252	*

See Notes to Financial Statements.

4	ClearBridge Variable Aggressive Growth Portfolio 2017 Semi-Annual Report

ClearBridge Variable Aggressive Growth Portfolio

Security	Shares	Value
Pharmaceuticals — continued
Teva Pharmaceutical Industries Ltd., ADR	34,238	$1,137,386
Valeant Pharmaceuticals International Inc.	145,211	2,512,150	*
Total Pharmaceuticals		73,475,153
Total Health Care		389,320,688
Industrials — 5.3%
Aerospace & Defense — 2.2%
L3 Technologies Inc.	121,990	20,382,089
Building Products — 1.7%
Johnson Controls International PLC	370,164	16,050,311
Construction & Engineering — 0.7%
Fluor Corp.	130,170	5,959,183
Machinery — 0.6%
Pentair PLC	80,441	5,352,544
Trading Companies & Distributors — 0.1%
NOW Inc.	50,212	807,409	*
Total Industrials		48,551,536
Information Technology — 19.9%
Communications Equipment — 0.3%
ARRIS International PLC	93,068	2,607,765	*
Electronic Equipment, Instruments & Components — 2.6%
Dolby Laboratories Inc., Class A Shares	40,000	1,958,400
Fitbit Inc., Class A Shares	15,390	81,721	*
TE Connectivity Ltd.	274,101	21,566,267
Total Electronic Equipment, Instruments & Components		23,606,388
Internet Software & Services — 2.7%
Facebook Inc., Class A Shares	73,800	11,142,324	*
LogMeIn Inc.	8,368	874,456
Twitter Inc.	700,000	12,509,000	*
Total Internet Software & Services		24,525,780
Semiconductors & Semiconductor Equipment — 6.5%
Broadcom Ltd.	195,140	45,477,377
Cree Inc.	139,880	3,448,042	*
Intel Corp.	326,779	11,025,524
Total Semiconductors & Semiconductor Equipment		59,950,943
Software — 3.3%
Autodesk Inc.	172,250	17,366,245	*
Citrix Systems Inc.	148,700	11,833,546	*
Nuance Communications Inc.	100,000	1,741,000	*
Total Software		30,940,791

See Notes to Financial Statements.

ClearBridge Variable Aggressive Growth Portfolio 2017 Semi-Annual Report	5

Schedule of investments (unaudited) (cont’d)

June 30, 2017

ClearBridge Variable Aggressive Growth Portfolio

Security		Shares	Value
Technology Hardware, Storage & Peripherals — 4.5%
Seagate Technology PLC		557,857	$21,616,959
Western Digital Corp.		220,477	19,534,262
Total Technology Hardware, Storage & Peripherals			41,151,221
Total Information Technology			182,782,888
Materials — 1.2%
Metals & Mining — 1.2%
Freeport-McMoRan Inc.		650,180	7,808,662	*
Nucor Corp.		51,490	2,979,726
Total Materials			10,788,388
Telecommunication Services — 1.2%
Diversified Telecommunication Services — 1.2%
AT&T Inc.		302,053	11,396,460
Total Common Stocks (Cost — $341,764,856)			908,894,002

		Rights
Rights — 0.1%
Wright Medical Group NV, CVR (Cost — $521,025)		208,410	316,783	*
Total Investments before Short-Term Investments (Cost — $342,285,881)			909,210,785

	Rate	Shares
Short-Term Investments — 1.1%
State Street Institutional Treasury Money Market Fund, Premier Class (Cost — $10,260,089)	0.822%	10,260,089	10,260,089
Total Investments — 100.0% (Cost — $352,545,970#)			919,470,874
Other Assets in Excess of Liabilities — 0.0%			192,932
Total Net Assets — 100.0%			$919,663,806

*	Non-income producing security.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:
ADR	— American Depositary Receipts
CVR	— Contingent Value Rights

See Notes to Financial Statements.

6	ClearBridge Variable Aggressive Growth Portfolio 2017 Semi-Annual Report

Statement of assets and liabilities (unaudited)

June 30, 2017

Assets:
Investments, at value (Cost — $352,545,970)	$919,470,874
Dividends and interest receivable	1,093,675
Receivable for Portfolio shares sold	77,877
Prepaid expenses	2,002
Total Assets	920,644,428

Liabilities:
Investment management fee payable	568,112
Payable for Portfolio shares repurchased	227,704
Service and/or distribution fees payable	36,206
Trustees’ fees payable	8,581
Accrued expenses	140,019
Total Liabilities	980,622
Total Net Assets	$919,663,806

Net Assets:
Par value (Note 7)	341
Paid-in capital in excess of par value	333,537,282
Undistributed net investment income	2,127,751
Accumulated net realized gain on investments	17,060,854
Net unrealized appreciation on investments and foreign currencies	566,937,578
Total Net Assets	$919,663,806

Net Assets:
Class I	$743,460,862
Class II	$176,202,944

Shares Outstanding:
Class I	27,451,085
Class II	6,605,753

Net Asset Value:
Class I	$27.08
Class II	$26.67

See Notes to Financial Statements.

ClearBridge Variable Aggressive Growth Portfolio 2017 Semi-Annual Report	7

Statement of operations (unaudited)

For the Six Months Ended June 30, 2017

Investment Income:
Dividends	$5,855,384
Interest	65,568
Refund of foreign taxes withheld (Note 1(h))	152,200
Less: Foreign taxes withheld	(27,258)
Total Investment Income	6,045,894

Expenses:
Investment management fee (Note 2)	3,416,392
Service and/or distribution fees (Notes 2 and 5)	212,664
Shareholder reports	55,888
Fund accounting fees	41,547
Trustees’ fees	29,429
Legal fees	18,315
Audit and tax fees	16,228
Insurance	5,844
Transfer agent fees (Note 5)	2,123
Custody fees	1,741
Interest expense	19
Miscellaneous expenses	3,636
Total Expenses	3,803,826
Net Investment Income	2,242,068

Realized and Unrealized Gain on Investments and Foreign Currency Transactions (Notes 1 and 3):
Net Realized Gain From Investment Transactions	16,832,609
Change in Net Unrealized Appreciation (Depreciation) From:
Investments	62,703,903
Foreign currencies	12,674
Change in Net Unrealized Appreciation (Depreciation)	62,716,577
Net Gain on Investments and Foreign Currency Transactions	79,549,186
Increase in Net Assets From Operations	$81,791,254

See Notes to Financial Statements.

8	ClearBridge Variable Aggressive Growth Portfolio 2017 Semi-Annual Report

Statements of changes in net assets

For the Six Months Ended June 30, 2017 (unaudited) and the Year Ended December 31, 2016	2017	2016

Operations:
Net investment income	$2,242,068	$5,309,203
Net realized gain	16,832,609	57,137,925
Change in net unrealized appreciation (depreciation)	62,716,577	(55,316,980)
Increase in Net Assets From Operations	81,791,254	7,130,148

Distributions to Shareholders From (Notes 1 and 6):
Net investment income	(200,001)	(5,180,052)
Net realized gains	(12,440,147)	(44,698,215)
Decrease in Net Assets From Distributions to Shareholders	(12,640,148)	(49,878,267)

Portfolio Share Transactions (Note 7):
Net proceeds from sale of shares	35,356,619	80,341,136
Reinvestment of distributions	12,640,148	49,878,267
Cost of shares repurchased	(70,207,011)	(139,742,698)
Decrease in Net Assets From Portfolio Share Transactions	(22,210,244)	(9,523,295)
Increase (Decrease) in Net Assets	46,940,862	(52,271,414)

Net Assets:
Beginning of period	872,722,944	924,994,358
End of period*	$919,663,806	$872,722,944
*Includes undistributed net investment income of:	$2,127,751	$85,684

See Notes to Financial Statements.

ClearBridge Variable Aggressive Growth Portfolio 2017 Semi-Annual Report	9

Financial highlights

For a share of each class of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:
Class I Shares[1]	2017[2]	2016	2015	2014	2013	2012

Net asset value, beginning of period	$25.08	$26.28	$30.08	$26.67	$19.01	$16.70

Income (loss) from operations:
Net investment income	0.07	0.17	0.10	0.05	0.08	0.07
Net realized and unrealized gain (loss)	2.31	0.16	(0.65)	5.37	8.94	3.07
Total income (loss) from operations	2.38	0.33	(0.55)	5.42	9.02	3.14

Less distributions from:
Net investment income	(0.01)	(0.17)	(0.11)	(0.05)	(0.07)	(0.08)
Net realized gains	(0.37)	(1.36)	(3.14)	(1.96)	(1.29)	(0.75)
Total distributions	(0.38)	(1.53)	(3.25)	(2.01)	(1.36)	(0.83)

Net asset value, end of period	$27.08	$25.08	$26.28	$30.08	$26.67	$19.01
Total return[3]	9.47%	1.20%	(1.73)%	20.39%	47.78%	18.72%

Net assets, end of period (millions)	$743	$711	$749	$822	$774	$580

Ratios to average net assets:
Gross expenses	0.79%[4]	0.79%	0.79%	0.80%	0.79%	0.81%
Net expenses[5]	0.79 [4]	0.79	0.79	0.80	0.79	0.81
Net investment income	0.54 [4]	0.66	0.33	0.19	0.33	0.38

Portfolio turnover rate	2%	6%	0%	0%	1%	0%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended June 30, 2017 (unaudited).

[3]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Total returns do not reflect expenses associated with separate accounts such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.

[5]

As a result of an expense limitation arrangement, effective August 3, 2015, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class I shares did not exceed 0.90%. This expense limitation arrangement cannot be terminated prior to December 31, 2018 without the Board of Trustees’ consent. Prior to August 3, 2015, the expense limitation was 1.00%.

See Notes to Financial Statements.

10	ClearBridge Variable Aggressive Growth Portfolio 2017 Semi-Annual Report

For a share of each class of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:
Class II Shares[1]	2017[2]	2016	2015	2014	2013	2012

Net asset value, beginning of period	$24.74	$25.95	$29.72	$26.40	$18.84	$16.55

Income (loss) from operations:
Net investment income (loss)	0.04	0.11	0.03	(0.02)	0.02	0.02
Net realized and unrealized gain (loss)	2.27	0.15	(0.64)	5.30	8.84	3.05
Total income (loss) from operations	2.31	0.26	(0.61)	5.28	8.86	3.07

Less distributions from:
Net investment income	(0.01)	(0.11)	(0.02)	(0.00) [3]	(0.01)	(0.03)
Net realized gains	(0.37)	(1.36)	(3.14)	(1.96)	(1.29)	(0.75)
Total distributions	(0.38)	(1.47)	(3.16)	(1.96)	(1.30)	(0.78)

Net asset value, end of period	$26.67	$24.74	$25.95	$29.72	$26.40	$18.84
Total return[4]	9.32%	0.94%	(1.94)%	20.08%	47.37%	18.46%

Net assets, end of period (millions)	$176	$162	$176	$152	$87	$51

Ratios to average net assets:
Gross expenses	1.04%[5]	1.04%	1.04%	1.05%	1.05%	1.07%
Net expenses[6]	1.04 [5]	1.04	1.04	1.05	1.05	1.07
Net investment income (loss)	0.29 [5]	0.42	0.09	(0.06)	0.09	0.12

Portfolio turnover rate	2%	6%	0%	0%	1%	0%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended June 30, 2017 (unaudited).

[3]	Amount represents less than $0.005 per share.

[4]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Total returns do not reflect expenses associated with separate accounts such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Annualized.

[6]

As a result of an expense limitation arrangement, effective August 3, 2015, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class II shares did not exceed 1.15%. This expense limitation arrangement cannot be terminated prior to December 31, 2018 without the Board of Trustees’ consent. Prior to August 3, 2015, the expense limitation was 1.25%.

See Notes to Financial Statements.

ClearBridge Variable Aggressive Growth Portfolio 2017 Semi-Annual Report	11

Notes to financial statements (unaudited)

1. Organization and significant accounting policies

ClearBridge Variable Aggressive Growth Portfolio (the “Portfolio”) is a separate diversified investment series of Legg Mason Partners Variable Equity Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

Shares of the Portfolio may only be purchased or redeemed through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies or through eligible pension or other qualified plans.

The following are significant accounting policies consistently followed by the Portfolio and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Portfolio holds securities or other assets that are denominated in a foreign currency, the Portfolio will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Portfolio calculates its net asset value, the Portfolio values these securities as determined in accordance with procedures approved by the Portfolio’s Board of Trustees.

12	ClearBridge Variable Aggressive Growth Portfolio 2017 Semi-Annual Report

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Portfolio’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Portfolio, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Portfolio uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

ClearBridge Variable Aggressive Growth Portfolio 2017 Semi-Annual Report	13

Notes to financial statements (unaudited) (cont’d)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Portfolio’s assets carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-term investments†:
Common stocks	$908,894,002	—	—	$908,894,002
Rights	316,783	—	—	316,783
Total long-term investments	909,210,785	—	—	909,210,785
Short-term investments†	10,260,089	—	—	10,260,089
Total investments	$919,470,874	—	—	$919,470,874

†	See Schedule of Investments for additional detailed categorizations.

(b) Foreign currency translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

The Portfolio does not isolate that portion of the results of operations resulting from fluctuations in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, including gains and losses on forward foreign currency contracts, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Portfolio’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, other than investments in securities, on the date of valuation, resulting from changes in exchange rates.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(c) Foreign investment risks. The Portfolio’s investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in

14	ClearBridge Variable Aggressive Growth Portfolio 2017 Semi-Annual Report

foreign currencies, may require settlement in foreign currencies or pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Portfolio. Foreign investments may also subject the Portfolio to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.

(d) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income, adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Portfolio determines the existence of a dividend declaration after exercising reasonable due diligence. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Portfolio may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.

(e) Distributions to shareholders. Distributions from net investment income and distributions of net realized gains, if any, are declared at least annually. Distributions to shareholders of the Portfolio are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(f) Share class accounting. Investment income, common expenses and realized/unrealized gains (losses) on investments are allocated to the various classes of the Portfolio on the basis of daily net assets of each class. Fees relating to a specific class are charged directly to that share class.

(g) Compensating balance arrangements. The Portfolio has an arrangement with its custodian bank whereby a portion of the custodian’s fees is paid indirectly by credits earned on the Portfolio’s cash on deposit with the bank.

(h) Federal and other taxes. It is the Portfolio’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies. Accordingly, the Portfolio intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Portfolio’s financial statements.

Management has analyzed the Portfolio’s tax positions taken on income tax returns for all open tax years and has concluded that as of December 31, 2016, no provision for income tax is required in the Portfolio’s financial statements. The Portfolio’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

ClearBridge Variable Aggressive Growth Portfolio 2017 Semi-Annual Report	15

Notes to financial statements (unaudited) (cont’d)

Under the applicable foreign tax laws, a withholding tax may be imposed on interest, dividends and capital gains at various rates.

On March 8, 2017, the Portfolio received $152,200 from the Finnish Tax Administration for the refund of withholding taxes on dividends, plus interest, previously paid by the Portfolio.

(i) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

2. Investment management agreement and other transactions with affiliates

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is the Portfolio’s investment manager and ClearBridge Investments, LLC (“ClearBridge”) is the Portfolio’s subadviser. Western Asset Management Company (“Western Asset”) manages the portion of the Portfolio’s cash and short-term instruments allocated to it. LMPFA, ClearBridge and Western Asset are wholly-owned subsidiaries of Legg Mason, Inc. (“Legg Mason”).

Under the investment management agreement, the Portfolio pays an investment management fee, calculated daily and paid monthly, in accordance with the following breakpoint schedule:

Average Daily Net Assets	Annual Rate
First $1 billion	0.750%
Next $1 billion	0.725
Next $3 billion	0.700
Next $5 billion	0.675
Over $10 billion	0.650

LMPFA provides administrative and certain oversight services to the Portfolio. LMPFA delegates to the subadviser the day-to-day portfolio management of the Portfolio, except for the management of the portion of the cash and short-term instruments allocated to Western Asset. For their services, LMPFA pays ClearBridge and Western Asset monthly an aggregate fee equal to 70% of the net management fee it receives from the Portfolio.

As a result of expense limitation arrangements between the Portfolio and LMPFA, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class I and Class II shares did not exceed 0.90% and 1.15%, respectively. These expense limitation arrangements cannot be terminated prior to December 31, 2018 without the Board of Trustees’ consent.

LMPFA is permitted to recapture amounts waived and/or reimbursed to a class during the same fiscal year if the class’ total annual operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will LMPFA recapture any amount that would result, on any particular business day of the Portfolio, in the class’ total annual operating expenses exceeding the expense cap or any other lower limit then in effect.

16	ClearBridge Variable Aggressive Growth Portfolio 2017 Semi-Annual Report

Legg Mason Investor Services, LLC, a wholly-owned broker-dealer subsidiary of Legg Mason, serves as the Portfolio’s sole and exclusive distributor.

All officers and one Trustee of the Trust are employees of Legg Mason or its affiliates and do not receive compensation from the Trust.

The Portfolio is permitted to purchase or sell securities, from or to certain other affiliated funds or portfolios under specified conditions outlined in procedures adopted by the Board of Trustees. The procedures have been designed to provide assurance that any purchase or sale of securities by the Portfolio from or to another fund or portfolio that is, or could be considered, an affiliate by virtue of having a common investment manager or subadviser (or affiliated investment manager or subadviser), common Trustees and/or common officers complies with Rule 17a-7 under the 1940 Act. Further, as defined under the procedures,

each transaction is effected at the current market price. For the six months ended June 30,

2017, such purchase and sale transactions were $8,036,000 and $0, respectively.

3. Investments

During the six months ended June 30, 2017, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) were as follows:

Purchases	$31,800,358
Sales	19,646,425

At June 30, 2017, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$595,162,092
Gross unrealized depreciation	(28,237,188)
Net unrealized appreciation	$566,924,904

4. Derivative instruments and hedging activities

During the six months ended June 30, 2017, the Portfolio did not invest in derivative instruments.

5. Class specific expenses, waivers and/or expense reimbursements

The Portfolio has adopted a Rule 12b-1 shareholder services and distribution plan and under that plan the Portfolio pays service and/or distribution fees with respect to its Class II shares calculated at the annual rate of 0.25% of the average daily net assets of the class. Service and/or distribution fees are accrued daily and paid monthly.

For the six months ended June 30, 2017, class specific expenses were as follows:

	Service and/or Distribution Fees	Transfer Agent Fees
Class I	—	$1,098
Class II	$212,664	1,025
Total	$212,664	$2,123

ClearBridge Variable Aggressive Growth Portfolio 2017 Semi-Annual Report	17

Notes to financial statements (unaudited) (cont’d)

6. Distributions to shareholders by class

	Six Months Ended June 30, 2017	Year Ended December 31, 2016
Net Investment Income:
Class I	$161,363	$4,530,099
Class II	38,638	649,953
Total	$200,001	$5,180,052
Net Realized Gains:
Class I	$10,036,859	$36,339,680
Class II	2,403,288	8,358,535
Total	$12,440,147	$44,698,215

7. Shares of beneficial interest

At June 30, 2017, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.00001 per share. The Portfolio has the ability to issue multiple classes of shares. Each class of shares represents an identical interest and has the same rights, except that each class bears certain direct expenses, including those specifically related to the distribution of its shares.

Transactions in shares of each class were as follows:

	Six Months Ended June 30, 2017		Year Ended December 31, 2016
	Shares	Amount	Shares	Amount
Class I
Shares sold	543,991	$14,662,314	1,455,549	$36,475,838
Shares issued on reinvestment	376,318	10,198,222	1,618,511	40,869,779
Shares repurchased	(1,822,277)	(49,226,317)	(3,228,128)	(81,644,230)
Net decrease	(901,968)	$(24,365,781)	(154,068)	$(4,298,613)

Class II
Shares sold	777,358	$20,694,305	1,767,576	$43,865,298
Shares issued on reinvestment	91,492	2,441,926	361,622	9,008,488
Shares repurchased	(796,360)	(20,980,694)	(2,370,850)	(58,098,468)
Net increase (decrease)	72,490	$2,155,537	(241,652)	$(5,224,682)

8. Recent accounting pronouncement

In October 2016, the U.S. Securities and Exchange Commission adopted new rules and amended existing rules (together, the “final rules”) intended to modernize the reporting and disclosure of information by registered investment companies. In part, the final rules amend Regulation S-X and require standardized, enhanced disclosure about derivatives in investment company financial statements, as well as other amendments. The compliance date for the amendments to Regulation S-X is August 1, 2017. Management is currently evaluating the impact that the adoption of the amendments to Regulation S-X will have on the Portfolio’s financial statements and related disclosures.

18	ClearBridge Variable Aggressive Growth Portfolio 2017 Semi-Annual Report

ClearBridge

Variable Aggressive Growth Portfolio

Trustees

Paul R. Ades

Andrew L. Breech

Dwight B. Crane

Althea L. Duersten

Frank G. Hubbard

Howard J. Johnson

Chairman

Jerome H. Miller

Ken Miller

John J. Murphy

Thomas F. Schlafly

Jane Trust

Investment manager

Legg Mason Partners Fund Advisor, LLC

Subadviser

ClearBridge Investments, LLC

Distributor

Legg Mason Investor Services, LLC

Custodian

State Street Bank and Trust Company

Transfer agent

BNY Mellon Investment Servicing (US) Inc.

4400 Computer Drive

Westborough, MA 01581

Independent registered public accounting firm

KPMG LLP

345 Park Avenue

New York, NY 10154

ClearBridge Variable Aggressive Growth Portfolio

The Portfolio is a separate investment series of Legg Mason Partners Variable Equity Trust, a Maryland statutory trust.

ClearBridge Variable Aggressive Growth Portfolio

Legg Mason Funds

620 Eighth Avenue, 49th Floor

New York, NY 10018

The Portfolio files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Portfolio’s Forms N-Q are available on the SEC’s website at www.sec.gov. The Portfolio’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. To obtain information on Form N-Q, shareholders can call the Portfolio at 1-877-721-1926.

Information on how the Portfolio voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Portfolio uses to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling the Portfolio at 1-877-721-1926, (2) at www.leggmason.com/variablefunds and (3) on the SEC’s website at www.sec.gov.

This report is submitted for the general information of the shareholders of ClearBridge Variable Aggressive Growth Portfolio. This report is not authorized for distribution to prospective investors in the Portfolio unless preceded or accompanied by a current prospectus.

Investors should consider the Portfolio’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Portfolio. Please read the prospectus carefully before investing.

www.leggmason.com

© 2017 Legg Mason Investor Services, LLC

Member FINRA, SIPC

Legg Mason Funds Privacy and Security Notice

Your Privacy and the Security of Your Personal Information is Very Important to the Legg Mason Funds

This Privacy and Security Notice (the “Privacy Notice”) addresses the Legg Mason Funds’ privacy and data protection practices with respect to nonpublic personal information the Funds receive. The Legg Mason Funds include any funds sold by the Funds’ distributor, Legg Mason Investor Services, LLC, as well as Legg Mason-sponsored closed-end funds and certain closed-end funds managed or sub-advised by Legg Mason or its affiliates. The provisions of this Privacy Notice apply to your information both while you are a shareholder and after you are no longer invested with the Funds.

The Type of Nonpublic Personal Information the Funds Collect About You

The Funds collect and maintain nonpublic personal information about you in connection with your shareholder account. Such information may include, but is not limited to:

•	Personal information included on applications or other forms;

•	Account balances, transactions, and mutual fund holdings and positions;

•	Online account access user IDs, passwords, security challenge question responses; and

•	Information received from consumer reporting agencies regarding credit history and creditworthiness (such as the amount of an individual’s total debt, payment history, etc.).

How the Funds Use Nonpublic Personal Information About You

The Funds do not sell or share your nonpublic personal information with third parties or with affiliates for their marketing purposes, or with other financial institutions or affiliates for joint marketing purposes, unless you have authorized the Funds to do so. The Funds do not disclose any nonpublic personal information about you except as may be required to perform transactions or services you have authorized or as permitted or required by law. The Funds may disclose information about you to:

•	Employees, agents, and affiliates on a “need to know” basis to enable the Funds to conduct ordinary business or comply with obligations to government regulators;

•

Service providers, including the Funds’ affiliates, who assist the Funds as part of the ordinary course of business (such as printing, mailing services, or processing or servicing your account with us) or otherwise perform services on the Funds’ behalf, including companies that may perform marketing services solely for the Funds;

•	The Funds’ representatives such as legal counsel, accountants and auditors; and

•	Fiduciaries or representatives acting on your behalf, such as an IRA custodian or trustee of a grantor trust.

NOT PART OF THE SEMI-ANNUAL REPORT

Legg Mason Funds Privacy and Security Notice (cont’d)

Except as otherwise permitted by applicable law, companies acting on the Funds’ behalf are contractually obligated to keep nonpublic personal information the Funds provide to them confidential and to use the information the Funds share only to provide the services the Funds ask them to perform.

The Funds may disclose nonpublic personal information about you when necessary to enforce their rights or protect against fraud, or as permitted or required by applicable law, such as in connection with a law enforcement or regulatory request, subpoena, or similar legal process. In the event of a corporate action or in the event a Fund service provider changes, the Funds may be required to disclose your nonpublic personal information to third parties. While it is the Funds’ practice to obtain protections for disclosed information in these types of transactions, the Funds cannot guarantee their privacy policy will remain unchanged.

Keeping You Informed of the Funds’ Privacy and Security Practices

The Funds will notify you annually of their privacy policy as required by federal law. While the Funds reserve the right to modify this policy at any time they will notify you promptly if this privacy policy changes.

The Funds’ Security Practices

The Funds maintain appropriate physical, electronic and procedural safeguards designed to guard your nonpublic personal information. The Funds’ internal data security policies restrict access to your nonpublic personal information to authorized employees, who may use your nonpublic personal information for Fund business purposes only.

Although the Funds strive to protect your nonpublic personal information, they cannot ensure or warrant the security of any information you provide or transmit to them, and you do so at your own risk. In the event of a breach of the confidentiality or security of your nonpublic personal information, the Funds will attempt to notify you as necessary so you can take appropriate protective steps. If you have consented to the Funds using electronic communications or electronic delivery of statements, they may notify you under such circumstances using the most current email address you have on record with them.

In order for the Funds to provide effective service to you, keeping your account information accurate is very important. If you believe that your account information is incomplete, not accurate or not current, or if you have questions about the Funds’ privacy practices, write the Funds using the contact information on your account statements, email the Funds by clicking on the Contact Us section of the Funds’ website at www.leggmason.com, or contact the Fund at 1-877-721-1926.

NOT PART OF THE SEMI-ANNUAL REPORT

www.leggmason.com

© 2017 Legg Mason Investor Services, LLC Member FINRA, SIPC

FD04228 8/17 SR17-3125

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a) (1) Not applicable.

Exhibit 99.CODE ETH

(a) (2) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Legg Mason Partners Variable Equity Trust

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	August 15, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	August 15, 2017

By:	/s/ Richard F. Sennett
Richard F. Sennett
Principal Financial Officer

Date:	August 15, 2017